American Funds Portfolio Series
American Funds Global Growth Portfolio
Investment portfolio
January 31, 2025
unaudited
Fund investments Growth funds 85%	Shares	Value (000)
New Perspective Fund, Class R-6	19,613,578	$1,272,529
The Growth Fund of America, Class R-6	12,213,736	957,801
The New Economy Fund, Class R-6	14,741,659	956,144
SMALLCAP World Fund, Inc., Class R-6	12,855,976	922,931
EuroPacific Growth Fund, Class R-6	8,686,550	489,400
New World Fund, Inc., Class R-6	5,346,036	422,551
American Funds Global Insight Fund, Class R-6	12,963,397	315,399
		5,336,755
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	14,479,231	957,801
Total investment securities 100% (cost: $4,747,446,000)		6,294,556
Other assets less liabilities 0%		(1,567)
Net assets 100%		$6,292,989
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85%
New Perspective Fund, Class R-6	$1,230,277	$63,990	$32,304	$6,125	$4,441	$1,272,529	$10,775	$53,215
The Growth Fund of America, Class R-6	924,142	79,107	60,538	18,587	(3,497)	957,801	6,210	72,896
The New Economy Fund, Class R-6	924,171	82,358	38,601	2,241	(14,025)	956,144	1,226	81,131
SMALLCAP World Fund, Inc., Class R-6	914,065	8,552	4,613	(1,048)	5,975	922,931	8,551	—
EuroPacific Growth Fund, Class R-6	478,132	23,285	—	—	(12,017)	489,400	5,021	14,899
New World Fund, Inc., Class R-6	422,369	16,253	—	—	(16,071)	422,551	5,118	11,134
American Funds Global Insight Fund, Class R-6	304,776	3,811	—	—	6,812	315,399	3,811	—
						5,336,755
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	924,171	59,175	8,530	(169)	(16,846)	957,801	5,731	53,443
Total 100%				$25,736	$(45,228)	$6,294,556	$46,443	$286,718

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 1 of 13

American Funds Growth Portfolio
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	69,895,272	$5,481,187
AMCAP Fund, Class R-6	69,998,937	3,185,652
New Perspective Fund, Class R-6	48,921,455	3,174,024
SMALLCAP World Fund, Inc., Class R-6	43,935,124	3,154,103
The New Economy Fund, Class R-6	33,136,607	2,149,240
		17,144,206
Growth-and-income funds 20%
The Investment Company of America, Class R-6	35,708,558	2,154,654
Fundamental Investors, Class R-6	25,136,849	2,116,523
		4,271,177
Total investment securities 100% (cost: $16,423,983,000)		21,415,383
Other assets less liabilities 0%		(5,493)
Net assets 100%		$21,409,890
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$5,001,037	$446,346	$40,329	$2,239	$71,894	$5,481,187	$35,039	$411,307
AMCAP Fund, Class R-6	2,957,865	184,970	—	—	42,817	3,185,652	18,680	166,289
New Perspective Fund, Class R-6	2,931,535	218,788	—	—	23,701	3,174,024	26,452	130,645
SMALLCAP World Fund, Inc., Class R-6	2,920,153	217,835	—	—	16,115	3,154,103	28,141	—
The New Economy Fund, Class R-6	1,994,394	180,535	—	—	(25,689)	2,149,240	2,688	177,848
						17,144,206
Growth-and-income funds 20%
The Investment Company of America, Class R-6	1,997,511	155,788	—	—	1,355	2,154,654	6,686	149,102
Fundamental Investors, Class R-6	1,986,570	145,652	—	—	(15,699)	2,116,523	11,116	134,535
						4,271,177
Total 100%				$2,239	$114,494	$21,415,383	$128,802	$1,169,726

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 2 of 13

American Funds Growth and Income Portfolio
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 20%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	20,942,355	$1,503,452
The Growth Fund of America, Class R-6	18,229,470	1,429,555
American Funds Global Insight Fund, Class R-6	38,449,690	935,481
		3,868,488
Growth-and-income funds 46%
The Investment Company of America, Class R-6	65,456,488	3,949,644
Capital World Growth and Income Fund, Class R-6	43,433,133	2,873,102
Washington Mutual Investors Fund, Class R-6	30,604,557	1,960,528
		8,783,274
Equity-income funds 10%
Capital Income Builder, Class R-6	26,645,623	1,891,306
Balanced funds 10%
American Balanced Fund, Class R-6	54,675,474	1,933,325
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	98,964,483	930,266
The Bond Fund of America, Class R-6	83,083,735	927,214
American Funds Strategic Bond Fund, Class R-6	102,022,488	924,324
		2,781,804
Total investment securities 100% (cost: $15,396,539,000)		19,258,197
Other assets less liabilities 0%		(4,762)
Net assets 100%		$19,253,435
American Funds Portfolio Series — Page 3 of 13

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
SMALLCAP World Fund, Inc., Class R-6	$1,446,613	$48,550	$—	$—	$8,289	$1,503,452	$13,609	$—
The Growth Fund of America, Class R-6	1,311,023	116,510	17,544	2,168	17,398	1,429,555	9,146	107,364
American Funds Global Insight Fund, Class R-6	898,681	16,568	—	—	20,232	935,481	11,239	—
						3,868,488
Growth-and-income funds 46%
The Investment Company of America, Class R-6	3,712,325	288,643	52,796	3,147	(1,675)	3,949,644	12,388	276,256
Capital World Growth and Income Fund, Class R-6	2,734,187	188,914	—	—	(49,999)	2,873,102	17,035	158,855
Washington Mutual Investors Fund, Class R-6	1,861,320	83,448	—	—	15,760	1,960,528	8,756	74,693
						8,783,274
Equity-income funds 10%
Capital Income Builder, Class R-6	1,834,965	90,163	—	—	(33,822)	1,891,306	26,158	42,538
Balanced funds 10%
American Balanced Fund, Class R-6	1,850,323	111,627	—	—	(28,625)	1,933,325	21,558	90,069
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	913,811	18,417	—	—	(1,962)	930,266	15,207	—
The Bond Fund of America, Class R-6	911,660	25,342	—	—	(9,788)	927,214	10,493	—
American Funds Strategic Bond Fund, Class R-6	908,913	29,258	—	—	(13,847)	924,324	7,980	—
						2,781,804
Total 100%				$5,315	$(78,039)	$19,258,197	$153,569	$749,775

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 4 of 13

American Funds Moderate Growth and Income Portfolio
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,854,755	$769,137
SMALLCAP World Fund, Inc., Class R-6	9,884,573	709,613
		1,478,750
Growth-and-income funds 26%
Washington Mutual Investors Fund, Class R-6	35,021,800	2,243,497
Capital World Growth and Income Fund, Class R-6	22,813,248	1,509,096
		3,752,593
Equity-income funds 10%
The Income Fund of America, Class R-6	59,106,604	1,490,077
Balanced funds 40%
American Balanced Fund, Class R-6	104,417,017	3,692,186
American Funds Global Balanced Fund, Class R-6	57,658,368	2,179,486
		5,871,672
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	75,432,990	709,070
The Bond Fund of America, Class R-6	62,164,077	693,751
American Funds Strategic Bond Fund, Class R-6	76,389,591	692,090
		2,094,911
Total investment securities 100% (cost: $11,905,224,000)		14,688,003
Other assets less liabilities 0%		(3,676)
Net assets 100%		$14,684,327
American Funds Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$733,963	$38,115	$9,559	$837	$5,781	$769,137	$6,418	$31,697
SMALLCAP World Fund, Inc., Class R-6	699,396	6,575	—	—	3,642	709,613	6,575	—
						1,478,750
Growth-and-income funds 26%
Washington Mutual Investors Fund, Class R-6	2,174,662	96,513	46,156	8,937	9,541	2,243,497	10,126	86,386
Capital World Growth and Income Fund, Class R-6	1,449,022	92,708	6,336	38	(26,336)	1,509,096	8,979	83,729
						3,752,593
Equity-income funds 10%
The Income Fund of America, Class R-6	1,459,592	60,538	1,850	1	(28,204)	1,490,077	28,911	31,626
Balanced funds 40%
American Balanced Fund, Class R-6	3,611,293	215,855	79,290	3,373	(59,045)	3,692,186	41,687	174,168
American Funds Global Balanced Fund, Class R-6	2,143,231	86,412	—	—	(50,157)	2,179,486	11,551	73,310
						5,871,672
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	698,956	11,605	—	—	(1,491)	709,070	11,606	—
The Bond Fund of America, Class R-6	687,692	13,410	—	—	(7,351)	693,751	7,873	—
American Funds Strategic Bond Fund, Class R-6	686,861	15,689	—	—	(10,460)	692,090	6,004	—
						2,094,911
Total 100%				$13,186	$(164,080)	$14,688,003	$139,730	$480,916

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 6 of 13

American Funds Conservative Growth and Income Portfolio
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth-and-income funds 27%	Shares	Value (000)
American Mutual Fund, Class R-6	14,101,379	$811,394
Washington Mutual Investors Fund, Class R-6	12,610,214	807,810
Capital World Growth and Income Fund, Class R-6	8,572,910	567,098
		2,186,302
Equity-income funds 30%
Capital Income Builder, Class R-6	17,023,104	1,208,300
The Income Fund of America, Class R-6	47,812,012	1,205,341
		2,413,641
Fixed income funds 43%
American Funds Multi-Sector Income Fund, Class R-6	127,005,873	1,193,855
The Bond Fund of America, Class R-6	106,808,903	1,191,987
American High-Income Trust, Class R-6	80,755,030	795,437
American Funds Emerging Markets Bond Fund, Class R-6	31,185,804	237,636
		3,418,915
Total investment securities 100% (cost: $7,466,217,000)		8,018,858
Other assets less liabilities 0%		(1,957)
Net assets 100%		$8,016,901
American Funds Portfolio Series — Page 7 of 13

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 27%
American Mutual Fund, Class R-6	$789,920	$40,718	$6,457	$2,437	$(15,224)	$811,394	$4,708	$33,495
Washington Mutual Investors Fund, Class R-6	787,687	36,745	23,230	2,303	4,305	807,810	3,664	31,257
Capital World Growth and Income Fund, Class R-6	551,164	35,020	9,167	88	(10,007)	567,098	3,392	31,628
						2,186,302
Equity-income funds 30%
Capital Income Builder, Class R-6	1,181,270	49,415	1,196	(40)	(21,149)	1,208,300	16,653	27,081
The Income Fund of America, Class R-6	1,183,411	49,143	4,265	(76)	(22,872)	1,205,341	23,470	25,673
						2,413,641
Fixed income funds 43%
American Funds Multi-Sector Income Fund, Class R-6	1,175,847	24,323	3,769	5	(2,551)	1,193,855	19,537	—
The Bond Fund of America, Class R-6	1,166,099	38,884	409	(13)	(12,574)	1,191,987	13,491	—
American High-Income Trust, Class R-6	791,695	13,223	13,454	(453)	4,426	795,437	13,223	—
American Funds Emerging Markets Bond Fund, Class R-6	232,105	10,255	—	—	(4,724)	237,636	4,385	—
						3,418,915
Total 100%				$4,251	$(80,370)	$8,018,858	$102,523	$149,134

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 8 of 13

American Funds Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth-and-income funds 52%	Shares	Value (000)
Capital Group Dividend Value ETF	23,571,007	$866,235
Capital World Growth and Income Fund, Class R-6	12,230,201	809,028
American Mutual Fund, Class R-6	9,417,368	541,875
Capital Group Dividend Growers ETF	17,597,534	540,596
		2,757,734
Tax-exempt fixed income funds 48%
American High-Income Municipal Bond Fund, Class R-6	86,874,964	1,330,924
Capital Group Municipal Income ETF	39,089,082	1,057,360
Capital Group Short Duration Municipal Income ETF	7,567,115	197,275
		2,585,559
Short-term securities 0%
Capital Group Central Cash Fund 4.40%[1]	145,058	14,508
Total short-term securities (cost: $14,508,000)		14,508
Total investment securities 100% (cost: $4,747,376,000)		5,357,801
Other assets less liabilities 0%		1,870
Net assets 100%		$5,359,671
American Funds Portfolio Series — Page 9 of 13

unaudited
Investments in affiliates2

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 52%
Capital Group Dividend Value ETF	$839,047	$13,457	$5,195	$(68)	$18,994	$866,235	$4,344	$—
Capital World Growth and Income Fund, Class R-6	779,494	59,660	15,886	435	(14,675)	809,028	4,851	45,240
American Mutual Fund, Class R-6	526,157	27,169	2,720	159	(8,890)	541,875	3,156	22,449
Capital Group Dividend Growers ETF	520,358	11,699	1,533	(41)	10,113	540,596	2,940	—
						2,757,734
Tax-exempt fixed income funds 48%
American High-Income Municipal Bond Fund, Class R-6	1,304,241	31,632	1,455	(13)	(3,481)	1,330,924	14,671	—
Capital Group Municipal Income ETF	1,034,544	29,471	7,668	(128)	1,141	1,057,360	8,722	—
Capital Group Short Duration Municipal Income ETF	189,831	8,558	1,236	(13)	135	197,275	1,516	—
						2,585,559
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 4.40%[1]	13,625	64,948	64,066	— [3]	1	14,508	161	—
Total 100%				$331	$3,338	$5,357,801	$40,361	$67,689

[1]	Rate represents the seven-day yield at 1/31/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Portfolio Series — Page 10 of 13

American Funds Preservation Portfolio
Investment portfolio
January 31, 2025
unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	105,469,336	$1,007,232
Intermediate Bond Fund of America, Class R-6	66,245,904	824,099
		1,831,331
Total investment securities 100% (cost: $1,930,381,000)		1,831,331
Other assets less liabilities 0%		(466)
Net assets 100%		$1,830,865
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,032,646	$15,971	$42,397	$(1,649)	$2,661	$1,007,232	$11,151	$—
Intermediate Bond Fund of America, Class R-6	844,892	12,721	30,814	(1,570)	(1,130)	824,099	9,149	—
Total 100%				$(3,219)	$1,531	$1,831,331	$20,300	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 11 of 13

American Funds Tax-Exempt Preservation Portfolio
Investment portfolio
January 31, 2025
unaudited

Fund investments Tax-exempt fixed income funds 99%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	10,438,248	$160,331
Capital Group Short Duration Municipal Income ETF	4,595,616	119,808
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	11,862,098	118,265
		398,404
Short-term securities 1%
Capital Group Central Cash Fund 4.40%[1]	20,026	2,003
Total short-term securities (cost: $2,003,000)		2,003
Total investment securities 100% (cost: $404,712,000)		400,407
Other assets less liabilities 0%		203
Net assets 100%		$400,610
Investments in affiliates2

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 99%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$161,377	$12,843	$14,219	$(359)	$689	$160,331	$1,195	$—
Capital Group Short Duration Municipal Income ETF	120,573	9,681	10,535	(3)	92	119,808	937	—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	119,030	9,628	10,513	(96)	216	118,265	873	—
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 4.40%[1]	1,828	9,396	9,221	— [3]	— [3]	2,003	23 [3]	—
Total 100%				$(458)	$997	$400,407	$3,028	$—

[1]	Rate represents the seven-day yield at 1/31/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds ("ETFs") in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of January 31,
2025, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-900-0325
American Funds Portfolio Series — Page 13 of 13